FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	€ (2)	€ (2)	€ (1)	€ (5)
Unrealized (losses) / gains on foreign currency derivatives - net	(6)	3	(7)	11
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(2)	(2)	1	(4)
Unrealized (losses) / gains on foreign currency derivatives - net	(5)	3	(7)	11
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	0	0	(2)	(1)
Unrealized (losses) / gains on foreign currency derivatives - net	(1)	0	0	0
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	(16)	2	(18)	(9)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement	€ 3	€ 1	€ 3	€ 1